Note 15 - Financial Instruments (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Contingent Consideration Liability [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate, Data Point Concentration	9.00%
Fair Value Inputs, Weighted Average Discount Rate, Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability (in Dollars)	$ 28
Minimum [Member] | Contingent Consideration Liability [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate	8.00%
Minimum [Member] | Fair Values For Other Financial Instruments [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate		2.00%
Maximum [Member] | Contingent Consideration Liability [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Maximum [Member] | Fair Values For Other Financial Instruments [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Fair Value Inputs, Discount Rate		2.50%